Statement of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net income	$ 90,506	$ 0
Changes in operating assets and liabilities:
Accounts payable	68,197	0
Prepaid expense	(274,194)	0
Net cash used in operating activities	(115,491)	0
Cash flows from investing activities
Investments in marketable securities	(248,094,151)	0
Proceeds from maturity	165,097,500	0
Net cash used in investing activities	(82,996,651)	0
Cash flows from financing activities
Proceeds from promissory notes	150,000	0
Repayment of promissory note	(150,000)	0
Proceeds from sale of shares of common stock to initial stockholders	25,000	0
Proceeds from sale of units in IPO, including over-allotment, net of offering costs	79,259,163	0
Proceeds from sale of underwriter units in private placement	100	0
Net cash provided by financing activities	83,884,263	0
Net increase in cash	772,121	0
Cash at beginning of period		0
Cash at end of period	772,121	0
Private units
Cash flows from financing activities
Proceeds from sale of private placement	550,000	0
Warrant share price at $15
Cash flows from financing activities
Proceeds from sale of private placement	100,000	0
Warrant share price at $11.50
Cash flows from financing activities
Proceeds from sale of private placement	$ 3,950,000	$ 0